Derivatives and Hedging Activities Accumulated Other Comprehensive Income Activity (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012		Dec. 31, 2011
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amount of gain (loss) recognized in income on derivative (ineffective portion, reclassifications of missed forecasted transactions and amounts excluded from effectiveness testing)			$ (144,000)	$ 0
Investment Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amount of gain (loss) reclassified from accumulated other comprehensive income into income as interest expense (effective portion)	0	0	93,000	0
Cash Flow Hedging [Member] | Interest Rate Swap [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amount of gain (loss) reclassified from accumulated other comprehensive income into income as interest expense (effective portion)					(4,684,000)		(111,000)
Amount of gain (loss) recognized in income on derivative (ineffective portion, reclassifications of missed forecasted transactions and amounts excluded from effectiveness testing)	(56,000)	(91,000)	(79,000)	(91,000)	(1)	[1]
Cash Flow Hedging [Member] | Interest Rate Swap [Member] | Interest Expense [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amount of gain (loss) reclassified from accumulated other comprehensive income into income as interest expense (effective portion)	$ (1,258,000)	$ (343,000)	$ (3,209,000)	$ (678,000)	$ (941,000)		$ (13,000)

[1]	The Company reclassified to interest expense, less than $1,000 of other comprehensive loss into earnings due to hedged forecasted transactions no longer probable of occurring